Property, Plant and Equipment - Changes to the Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 338.7	$ 332.5
Additions	116.2	58.2
Acquisitions through business combination		22.8
Depreciation	(69.2)	(68.8)
Write down of assets and other disposals	(12.1)	(3.9)
Foreign exchange and other	(2.1)	(2.1)
Property, plant and equipment, ending balance	371.5	338.7
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	23.2	24.2
Additions	0.0	0.0
Acquisitions through business combination		0.0
Depreciation	0.0	0.0
Write down of assets and other disposals	0.0	0.0
Foreign exchange and other	(1.0)	(1.0)
Property, plant and equipment, ending balance	22.2	23.2
Buildings including improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	155.5	150.4
Additions	16.5	11.0
Acquisitions through business combination		17.8
Depreciation	(22.1)	(22.0)
Write down of assets and other disposals	(10.1)	(0.8)
Foreign exchange and other	(0.7)	(0.9)
Property, plant and equipment, ending balance	139.1	155.5
Buildings including improvements | Asia
Reconciliation of changes in property, plant and equipment [abstract]
Write down of assets and other disposals	8.1
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	160.0	157.9
Additions	99.7	47.2
Acquisitions through business combination		5.0
Depreciation	(47.1)	(46.8)
Write down of assets and other disposals	(2.0)	(3.1)
Foreign exchange and other	(0.4)	(0.2)
Property, plant and equipment, ending balance	$ 210.2	$ 160.0